Financial structure and financial costs - Fair value of bonds (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-current financial debt
Current portion (less than one year)	$ (12,672)	$ (11,314)	$ (10,130)
Non-current financial debt and related financial instruments	55,422	46,861	39,449
Variable rate bonds or bonds after fair value hedge
Non-current financial debt
Non-current financial debt and related financial instruments	16,553	19,340	20,570
Fixed rate bonds or bonds after cash flow hedge
Non-current financial debt
Non-current financial debt and related financial instruments	28,080	20,499	15,672
Principal financing entities | Variable rate bonds or bonds after fair value hedge
Non-current financial debt
Current portion (less than one year)	(2,699)	(3,661)	(3,679)
Non-current financial debt and related financial instruments	14,658	17,438	18,666
Principal financing entities | Variable rate bonds or bonds after fair value hedge, USD
Non-current financial debt
Fair value after hedging	$ 6,253	6,276	6,276
Principal financing entities | Variable rate bonds or bonds after fair value hedge, USD | Minimum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	2.218%
Principal financing entities | Variable rate bonds or bonds after fair value hedge, USD | Maximum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	3.883%
Principal financing entities | Variable rate bonds or bonds after fair value hedge, USD, USLIBOR 3 months
Non-current financial debt
Fair value after hedging		300	750
Principal financing entities | Variable rate bonds or bonds after fair value hedge, CHF
Non-current financial debt
Fair value after hedging	$ 410	410	204
Principal financing entities | Variable rate bonds or bonds after fair value hedge, CHF | Minimum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	0.176%
Principal financing entities | Variable rate bonds or bonds after fair value hedge, CHF | Maximum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	0.298%
Principal financing entities | Variable rate bonds or bonds after fair value hedge, NZD
Non-current financial debt
Fair value after hedging		164	252
Principal financing entities | Variable rate bonds or bonds after fair value hedge, AUD
Non-current financial debt
Fair value after hedging	$ 377	378	699
Principal financing entities | Variable rate bonds or bonds after fair value hedge, AUD | Minimum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	4.00%
Principal financing entities | Variable rate bonds or bonds after fair value hedge, AUD | Maximum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	4.25%
Principal financing entities | Variable rate bonds or bonds after fair value hedge, Euro
Non-current financial debt
Fair value after hedging	$ 8,666	9,675	10,212
Principal financing entities | Variable rate bonds or bonds after fair value hedge, Euro | Minimum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	0.25%
Principal financing entities | Variable rate bonds or bonds after fair value hedge, Euro | Maximum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	3.125%
Principal financing entities | Variable rate bonds or bonds after fair value hedge, Euro, EURIBOR 3 months
Non-current financial debt
Fair value after hedging		1,641	1,644
Principal financing entities | Variable rate bonds or bonds after fair value hedge, CAD
Non-current financial debt
Fair value after hedging		92	93
Principal financing entities | Variable rate bonds or bonds after fair value hedge, GBP
Non-current financial debt
Fair value after hedging	$ 1,522	2,035	1,536
Principal financing entities | Variable rate bonds or bonds after fair value hedge, GBP | Minimum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	1.405%
Principal financing entities | Variable rate bonds or bonds after fair value hedge, GBP | Maximum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	2.25%
Principal financing entities | Variable rate bonds or bonds after fair value hedge, GBP, GBLIB3M
Non-current financial debt
Fair value after hedging			472
Principal financing entities | Variable rate bonds or bonds after fair value hedge, HKD
Non-current financial debt
Fair value after hedging	$ 129	128	207
Initial current rate before hedging instruments (as a percent)	2.92%
Principal financing entities | Fixed rate bonds or bonds after cash flow hedge
Non-current financial debt
Current portion (less than one year)	$ (1,500)	(1,250)	(946)
Non-current financial debt and related financial instruments	27,632	19,829	14,910
Principal financing entities | Bond after cash flow hedge or fixed rate bond, EUR
Non-current financial debt
Fair value after hedging	$ 15,259	10,246	9,268
Principal financing entities | Bond after cash flow hedge or fixed rate bond, EUR | Minimum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	0.696%
Principal financing entities | Bond after cash flow hedge or fixed rate bond, EUR | Maximum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	5.125%
Principal financing entities | Bond after cash flow hedge or fixed rate bond, USD
Non-current financial debt
Fair value after hedging	$ 11,524	8,565	5,040
Principal financing entities | Bond after cash flow hedge or fixed rate bond, USD | Minimum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	2.829%
Principal financing entities | Bond after cash flow hedge or fixed rate bond, USD | Maximum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	4.25%
Principal financing entities | Bond after cash flow hedge or fixed rate bond, HKD
Non-current financial debt
Fair value after hedging	$ 208	202	187
Initial current rate before hedging instruments (as a percent)	3.088%
Principal financing entities | Bond after cash flow hedge or fixed rate bond, CHF
Non-current financial debt
Fair value after hedging	$ 1,134	1,079	1,035
Principal financing entities | Bond after cash flow hedge or fixed rate bond, CHF | Minimum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	0.51%
Principal financing entities | Bond after cash flow hedge or fixed rate bond, CHF | Maximum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	1.01%
Principal financing entities | Bond after cash flow hedge or fixed rate bond, GBP
Non-current financial debt
Fair value after hedging	$ 998	982	326
Principal financing entities | Bond after cash flow hedge or fixed rate bond, GBP | Minimum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	1.25%
Principal financing entities | Bond after cash flow hedge or fixed rate bond, GBP | Maximum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	1.66%
Principal financing entities | Bond after cash flow hedge or fixed rate bond, AUD
Non-current financial debt
Fair value after hedging	$ 9	5
Initial current rate before hedging instruments (as a percent)	4.00%
Total Capital
Non-current financial debt
Number of shares in otherwise wholly-owned subsidiary held by each director	1
Total Capital International
Non-current financial debt
Number of shares in otherwise wholly-owned subsidiary held by each director	1
TOTAL SE | Variable rate bonds or bonds after fair value hedge
Non-current financial debt
Non-current financial debt and related financial instruments	$ 1,200	1,203	1,203
Initial current rate before hedging instruments (as a percent)	0.50%
Other consolidated subsidiaries | Variable rate bonds or bonds after fair value hedge
Non-current financial debt
Non-current financial debt and related financial instruments	$ 695	699	701
Other consolidated subsidiaries | Fixed rate bonds or bonds after cash flow hedge
Non-current financial debt
Non-current financial debt and related financial instruments	$ 448	$ 670	$ 762